GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
Cash and cash equivalents	$ 3,162,400	$ 3,596,262	$ 10,460,117
Accumulated defict	$ (26,265,207)	$ (14,408,976)